Employee benefits - Summary of Group's Liabilities for Employee Benefits (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	€ 6,612	€ 6,514
Interest cost	50	79
Current service cost	531	428
Benefits paid	(534)	(435)
Actuarial Gains and Losses	150	152
Exchange rate differences	38	(126)
Ending balance	6,847	6,612
Recognized in the consolidated income statement	579	516
Recognized in the other comprehensive income	151	145
Trattamento Fine Rapporto
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	5,791	5,801
Interest cost	18	44
Current service cost	402	325
Benefits paid	(476)	(412)
Actuarial Gains and Losses	160	33
Ending balance	5,895	5,791
Recognized in the consolidated income statement	419	369
Recognized in the other comprehensive income	160	33
Jubilee Benefits
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	239	220
Interest cost	2	2
Current service cost	27	26
Benefits paid	(13)	(16)
Actuarial Gains and Losses	(2)	7
Ending balance	253	239
Recognized in the consolidated income statement	28	36
Beneficio por Retiro / Terminacion
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	552	468
Interest cost	29	32
Current service cost	95	70
Benefits paid	(32)
Actuarial Gains and Losses	(23)	108
Exchange rate differences	38	(126)
Ending balance	659	552
Recognized in the consolidated income statement	123	103
Recognized in the other comprehensive income	(23)	108
Severance Payment Slovakia
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	30	25
Interest cost	1	1
Current service cost	7	7
Benefits paid	(13)	(7)
Actuarial Gains and Losses	15	4
Ending balance	40	30
Recognized in the consolidated income statement	8	8
Recognized in the other comprehensive income	€ 15	€ 4